Revenues - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) charter	Dec. 31, 2024 USD ($) charter	Dec. 31, 2023 USD ($) charter
Disaggregation of Revenue [Line Items]
Time charter revenue | $	$ 284,375	$ 316,553	$ 290,440
Revenue from premium for use of scrubbers | $	$ 18,297	$ 21,538	$ 34,623
Number of vessels employed under different time charters	4
Number of vessels employed under time charters of three years	1
Time charter and voyage, term of charter contract, original, three years	3 years
Number of vessels on original duration of four years	2
Time charter and voyage, term of charter contract, original, four years	4 years
Number of vessels on long-term contracts	1
Number of vessels employed under voyage charter	0	0	0
Minimum
Disaggregation of Revenue [Line Items]
Charter contract renewal term	1 month
Charter contract typical term	1 month
Term of charter contract	1 month
Remaining term of charter contracts	1 year
Maximum
Disaggregation of Revenue [Line Items]
Charter contract renewal term	3 years
Charter contract typical term	5 years
Term of charter contract	12 months
Term of charter contract, long-term	20 years
Remaining term of charter contracts	6 years